Due to banks and correspondents - Disclosure detail of dues to banks and correspondents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Banks And Correspondents [Abstract]
Banco Central de Reserva del Perú—BCRP	S/ 4,481,138	S/ 6,332,527
Promotional credit lines	1,863,482	1,595,405
Loans received from foreign entities	339,446	322,947
Loans received from Peruvian entities	357,770	226,713
Bank Acceptance Liabilities Subtotal	7,041,836	8,477,592
Interest and commissions payable	58,810	45,257
Short term	2,433,459	1,068,838
Long term	4,667,187	7,454,011
Total	S/ 7,100,646	S/ 8,522,849